Document and Entity Information	0 Months Ended
Mar. 31, 2014
Risk/Return:
Document Type	485BPOS
Document Period End Date	Mar. 31, 2014
Registrant Name	MFS MUNICIPAL SERIES TRUST
Central Index Key	0000751656
Amendment Flag	false
Document Creation Date	Jul. 28, 2014
Document Effective Date	Jul. 29, 2014
Prospectus Date	Jul. 29, 2014
MFS® Alabama Municipal Bond Fund | A
Risk/Return:
Trading Symbol	MFALX
MFS® Alabama Municipal Bond Fund | B
Risk/Return:
Trading Symbol	MBABX
MFS® Arkansas Municipal Bond Fund | A
Risk/Return:
Trading Symbol	MFARX
MFS® Arkansas Municipal Bond Fund | B
Risk/Return:
Trading Symbol	MBARX
MFS® California Municipal Bond Fund | A
Risk/Return:
Trading Symbol	MCFTX
MFS® California Municipal Bond Fund | B
Risk/Return:
Trading Symbol	MBCAX
MFS® California Municipal Bond Fund | C
Risk/Return:
Trading Symbol	MCCAX
MFS® Georgia Municipal Bond Fund | A
Risk/Return:
Trading Symbol	MMGAX
MFS® Georgia Municipal Bond Fund | B
Risk/Return:
Trading Symbol	MBGAX
MFS® Massachusetts Municipal Bond Fund | A
Risk/Return:
Trading Symbol	MFSSX
MFS® Massachusetts Municipal Bond Fund | B
Risk/Return:
Trading Symbol	MBMAX
MFS® Maryland Municipal Bond Fund | A
Risk/Return:
Trading Symbol	MFSMX
MFS® Maryland Municipal Bond Fund | B
Risk/Return:
Trading Symbol	MBMDX
MFS® Mississippi Municipal Bond Fund | A
Risk/Return:
Trading Symbol	MISSX
MFS® Mississippi Municipal Bond Fund | B
Risk/Return:
Trading Symbol	MBMSX
MFS® New York Municipal Bond Fund | A
Risk/Return:
Trading Symbol	MSNYX
MFS® New York Municipal Bond Fund | B
Risk/Return:
Trading Symbol	MBNYX
MFS® New York Municipal Bond Fund | C
Risk/Return:
Trading Symbol	MCNYX
MFS® North Carolina Municipal Bond Fund | A
Risk/Return:
Trading Symbol	MSNCX
MFS® North Carolina Municipal Bond Fund | B
Risk/Return:
Trading Symbol	MBNCX
MFS® North Carolina Municipal Bond Fund | C
Risk/Return:
Trading Symbol	MCNCX
MFS® Pennsylvania Municipal Bond Fund | A
Risk/Return:
Trading Symbol	MFPAX
MFS® Pennsylvania Municipal Bond Fund | B
Risk/Return:
Trading Symbol	MBPAX
MFS® South Carolina Municipal Bond Fund | A
Risk/Return:
Trading Symbol	MFSCX
MFS® South Carolina Municipal Bond Fund | B
Risk/Return:
Trading Symbol	MBSCX
MFS® Tennessee Municipal Bond Fund | A
Risk/Return:
Trading Symbol	MSTNX
MFS® Tennessee Municipal Bond Fund | B
Risk/Return:
Trading Symbol	MBTNX
MFS® Virginia Municipal Bond Fund | A
Risk/Return:
Trading Symbol	MSVAX
MFS® Virginia Municipal Bond Fund | B
Risk/Return:
Trading Symbol	MBVAX
MFS® Virginia Municipal Bond Fund | C
Risk/Return:
Trading Symbol	MVACX
MFS® West Virginia Municipal Bond Fund | A
Risk/Return:
Trading Symbol	MFWVX
MFS® West Virginia Municipal Bond Fund | B
Risk/Return:
Trading Symbol	MBWVX
A, B, C, I Class Prospectus | MFS® Municipal Income Fund | A
Risk/Return:
Trading Symbol	MFIAX
A, B, C, I Class Prospectus | MFS® Municipal Income Fund | B
Risk/Return:
Trading Symbol	MMIBX
A, B, C, I Class Prospectus | MFS® Municipal Income Fund | C
Risk/Return:
Trading Symbol	MMICX
A, B, C, I Class Prospectus | MFS® Municipal Income Fund | I
Risk/Return:
Trading Symbol	MIMIX
A1 and B1 Class Prospectus | MFS® Municipal Income Fund | A1
Risk/Return:
Trading Symbol	MMIDX
A1 and B1 Class Prospectus | MFS® Municipal Income Fund | B1
Risk/Return:
Trading Symbol	MMIGX